Debtors' Condensed Combined Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debtor In Possession Statement [Line Items]
Cash and cash equivalents	$ 240,502	$ 249,046	$ 249,046
Total current assets	333,150	384,096
Property and equipment, net	868,038	891,135
Other assets	10,815	10,053
Total assets	1,212,003	1,285,284
Total current liabilities	51,688	80,284
Long-term debt	839,831	818,525
Other long term liabilities	11,269	12,497
VDI shareholder's equity	309,215	373,978
Total equity	309,215	373,978
Total liabilities and shareholder's equity	$ 1,212,003	$ 1,285,284
Predecessor
Debtor In Possession Statement [Line Items]
Cash and cash equivalents			249,046	$ 203,420	$ 28,838	$ 75,801	$ 50,326	$ 487,232
Total current assets			337,251	360,743		319,212
Property and equipment, net			2,937,575	2,948,387		3,032,568
Other assets			21,963	23,050		72,091
Total assets			3,296,789	3,332,180		3,423,871
Current maturities of long-term debt						53,500
Note payable to VDC			62,627	61,477
Total current liabilities			141,481	132,616		341,380
Long-term debt						2,497,103
Other long term liabilities			30,645	33,097		83,982
Liabilities subject to compromise				2,694,456
VDI shareholder's equity			415,921	456,756		490,689
Noncontrolling interests			14,286	15,255		10,717
Total equity			430,207	472,011		501,406	409,288	457,125
Total liabilities and shareholder's equity			$ 3,296,789	3,332,180		3,423,871
Predecessor | Debtor In Possession [Member]
Debtor In Possession Statement [Line Items]
Cash and cash equivalents				198,594		62,902	$ 42,957	$ 480,411
Other current assets				150,440		233,248
Total current assets				349,034		296,150
Property and equipment, net				2,888,463		2,993,225
Other assets				15,249		67,408
Total assets				3,252,746		3,358,783
Accounts payable and accrued liabilities				59,986		264,837
Intercompany payable to non-filing entities				3,331		13,027
Current maturities of long-term debt						53,500
Note payable to VDC				61,477
Total current liabilities				124,794		331,364
Long-term debt						2,497,103
Other long term liabilities				24,143		76,720
Liabilities subject to compromise				2,694,456
VDI shareholder's equity				394,116		442,886
Noncontrolling interests				15,237		10,710
Total equity				409,353		453,596
Total liabilities and shareholder's equity				$ 3,252,746		$ 3,358,783